Summary of Material Accounting Policies - Summary of Assets and Liabilities of Discontinued ePLDT Subsidiaries, Net of Intercompany Transactions (Details) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash and cash equivalents	₱ 16,177	₱ 25,211	₱ 23,907	₱ 40,237
Other financial assets	3,481	3,489
Short-term investments	391	383
Property and equipment (Notes 3 and 10)	287,103	292,745	302,736
Right-of-use assets (Note 3 and 10)	32,717	28,863
Deferred income tax assets – net (Note 7)	18,172	17,636	13,385
TOTAL ASSETS	609,519	624,162	626,328
Liabilities:
Accrued expenses and other current liabilities (Notes 23 and 26)	88,750	93,545
Income tax payable	4,630	982
Accounts payable (Note 22)	81,014	105,187
Lease liabilities	47,546	42,435	21,686
TOTAL LIABILITIES	499,133	510,201	₱ 498,863
Discontinued operations [member] | ePLDT, Inc. [Member]
Assets:
Cash and cash equivalents	109	240
Other financial assets	10	15
Short-term investments	9	9
Property and equipment (Notes 3 and 10)		11
Right-of-use assets (Note 3 and 10)		77
Deferred income tax assets – net (Note 7)		1
Other assets	226	382
TOTAL ASSETS	354	735
Liabilities:
Accrued expenses and other current liabilities (Notes 23 and 26)	224	498
Income tax payable	3	4
Accounts payable (Note 22)	2	108
Lease liabilities		110
Other liabilities	10	24
TOTAL LIABILITIES	239	744
Net assets (liabilities) directly associated with disposal group	₱ 115	₱ (9)